Loss per share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings per share [abstract]
Schedule of loss per share
	2019	2018
	#	#
Warrants	467,451	546,212
Share Options	1,454,943	485,159
	1,922,394	1,031,371